Letterhead of Legg Mason & Co., LLC

VIA EDGAR

December 22, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Charles Street Trust, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Legg Mason Charles Street Trust, Inc. (the “Trust”), a Maryland corporation, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Legg Mason Partners Small Cap Core Fund, a portfolio of Legg Mason Partners Equity Trust, into Batterymarch U.S. Small Capitalization Equity Portfolio, a series of the Trust (the “Reorganization”).

Pursuant to Rule 488 under the 1933 Act, the Registration Statement designates an effective date of January 21, 2009.

Any questions or comments on the Registration Statement should be directed to the undersigned at (410) 454-4469.

Very truly yours,

/s/ Ronald A. Holinsky

Ronald A. Holinsky

Enclosures

cc:	Richard M. Wachterman, Esq., Legg Mason
Arthur C. Delibert, Esq., K&L Gates LLP